Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2023
Statement [LineItems]
Cash and Cash Equivalents
NOTE 7. CASH AND CASH EQUIVALENTS

	Consolidated
	June 30, 2023	June 30, 2022
	A$	A$
Cash on hand	358	74
Cash at bank	119,829,155	79,693,054
Restricted cash	—	—
Cash on deposit	3,588,203	302,001

	123,417,716	79,995,129

The above cash and cash equivalent are held in AUD, USD, and Euro. The interest rates on these deposits range from 0 % to 4.7% in 2023 (0% to 1.15% in 2022).